Disclosure of detailed information about commitments (Details) $ in Thousands	Dec. 31, 2017 CAD ($)
Statement [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 2,322
Not later than one year [Member]
Statement [Line Items]
Minimum lease payments payable under non-cancellable operating lease	1,154
Later than one year [Member]
Statement [Line Items]
Minimum lease payments payable under non-cancellable operating lease	1,033
No later than 5 years [Member]
Statement [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 135